Nuveen Equity Long/Short Fund
Portfolio of Investments May 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.9%
X 120,060,883 COMMON STOCKS - 100.9%
X 120,060,883
Aerospace & Defense - 2.8%
26,700 Howmet Aerospace Inc $ 955,059
2,800 Northrop Grumman Corp 1,310,316
1,700 TransDigm Group Inc (2) 1,029,129
Total Aerospace & Defense 3,294,504
Airlines - 0.6%
17,000 Delta Air Lines Inc (2) 708,730
Automobiles - 0.9%
1,450 Tesla Inc (2) 1,099,477
Banks - 2.6%
16,200 Fifth Third Bancorp 638,766
7,700 M&T Bank Corp 1,385,769
22,400 Wells Fargo & Co 1,025,248
Total Banks 3,049,783
Beverages - 3.1%
22,500 Coca-Cola Co/The 1,426,050
4,000 Constellation Brands Inc, Class A 981,880
14,500 Monster Beverage Corp (2) 1,292,240
Total Beverages 3,700,170
Biotechnology - 3.2%
10,300 AbbVie Inc 1,517,911
7,200 Horizon Therapeutics Plc (2) 645,768
5,200 Seagen Inc (2) 705,536
4,100 United Therapeutics Corp (2) 944,394
Total Biotechnology 3,813,609
Capital Markets - 2.2%
6,500 LPL Financial Holdings Inc 1,275,235
4,000 S&P Global Inc 1,397,920
Total Capital Markets 2,673,155
Chemicals - 3.6%
18,000 DuPont de Nemours Inc 1,221,300
3,750 Linde PLC 1,217,550
6,000 PPG Industries Inc 758,940
7,900 Westlake Corp 1,043,669
Total Chemicals 4,241,459
Communications Equipment - 2.0%
26,500 Cisco Systems Inc 1,193,825
13,800 Lumentum Holdings Inc (2) 1,187,904
Total Communications Equipment 2,381,729
Containers & Packaging - 2.0%
11,500 Crown Holdings Inc 1,201,060
19,000 Sealed Air Corp 1,181,420
Total Containers & Packaging 2,382,480

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Shares Description (1) Value
Electric Utilities - 2.9%
19,300 Alliant Energy Corp $ 1,231,726
10,000 American Electric Power Co Inc 1,020,300
15,900 NextEra Energy Inc 1,203,471
Total Electric Utilities 3,455,497
Electrical Equipment - 1.0%
6,300 Hubbell Inc 1,196,118
Energy Equipment & Services - 0.6%
15,000 Schlumberger NV 689,400
Entertainment - 1.5%
4,800 Take-Two Interactive Software Inc (2) 597,744
10,800 Walt Disney Co/The (2) 1,192,752
Total Entertainment 1,790,496
Equity Real Estate Investment Trusts (REITs) - 3.5%
8,200 Equity LifeStyle Properties Inc 620,740
8,400 Prologis Inc 1,070,832
10,500 Regency Centers Corp 716,205
13,000 Rexford Industrial Realty Inc 830,310
8,200 Simon Property Group Inc 940,130
Total Equity Real Estate Investment Trusts (REITs) 4,178,217
Food Products - 0.9%
4,900 Hershey Co/The 1,037,379
Health Care Equipment & Supplies - 2.8%
32,800 Boston Scientific Corp (2) 1,345,128
2,500 Dexcom Inc (2) 744,850
11,800 Edwards Lifesciences Corp (2) 1,190,030
Total Health Care Equipment & Supplies 3,280,008
Health Care Providers & Services - 4.0%
2,300 Anthem Inc 1,172,103
14,800 CVS Health Corp 1,431,900
4,400 UnitedHealth Group Inc 2,185,832
Total Health Care Providers & Services 4,789,835
Health Care Technology - 0.8%
5,500 Veeva Systems Inc, Class A (2) 936,430
Hotels, Restaurants & Leisure - 2.8%
625 Booking Holdings Inc (2) 1,402,225
22,500 Las Vegas Sands Corp (2) 797,850
6,400 Marriott International Inc/MD, Class A 1,098,112
Total Hotels, Restaurants & Leisure 3,298,187
Household Products - 2.4%
13,000 Procter & Gamble Co/The 1,922,440
11,000 Spectrum Brands Holdings Inc 965,140
Total Household Products 2,887,580
Industrial Conglomerates - 1.0%
6,100 Honeywell International Inc 1,181,082

Shares Description (1) Value
Insurance - 3.6%
7,000 Chubb Ltd $ 1,479,030
7,400 Globe Life Inc 722,018
6,800 Marsh & McLennan Cos Inc 1,087,660
15,000 MetLife Inc 1,010,850
Total Insurance 4,299,558
Interactive Media & Services - 3.3%
1,525 Alphabet Inc, Class A (2) 3,469,741
2,300 Meta Platforms Inc (2) 445,372
Total Interactive Media & Services 3,915,113
Internet & Direct Marketing Retail - 2.3%
1,140 Amazon.com Inc (2) 2,740,777
IT Services - 3.1%
4,500 Accenture PLC, Class A 1,343,070
5,400 Global Payments Inc 707,616
3,500 Mastercard Inc 1,252,545
4,000 Twilio Inc, Class A (2) 420,680
Total IT Services 3,723,911
Life Sciences Tools & Services - 2.8%
5,900 Danaher Corp 1,556,538
4,500 IQVIA Holdings Inc (2) 968,625
2,600 West Pharmaceutical Services Inc 806,988
Total Life Sciences Tools & Services 3,332,151
Machinery - 0.8%
10,500 Westinghouse Air Brake Technologies Corp 991,830
Multiline Retail - 0.7%
5,000 Target Corp 809,400
Multi-Utilities - 3.1%
13,200 Ameren Corp 1,256,508
34,000 CenterPoint Energy Inc 1,089,700
15,300 Dominion Energy Inc 1,288,566
Total Multi-Utilities 3,634,774
Oil, Gas & Consumable Fuels - 2.9%
8,000 ConocoPhillips 898,880
19,000 Coterra Energy Inc 652,270
3,800 Diamondback Energy Inc 577,676
2,500 Pioneer Natural Resources Co 694,850
4,900 Valero Energy Corp 635,040
Total Oil, Gas & Consumable Fuels 3,458,716
Pharmaceuticals - 2.4%
21,000 Bristol-Myers Squibb Co 1,584,450
24,000 Pfizer Inc 1,272,960
Total Pharmaceuticals 2,857,410
Real Estate Management & Development - 0.5%
7,400 CBRE Group Inc, Class A 613,016

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Shares Description (1) Value
Road & Rail - 1.4%
25,200 Lyft Inc, Class A (2) $ 445,536
5,700 Union Pacific Corp 1,252,746
Total Road & Rail 1,698,282
Semiconductors & Semiconductor Equipment - 4.5%
10,500 Advanced Micro Devices Inc (2) 1,069,530
9,300 Applied Materials Inc 1,090,797
3,000 Broadcom Inc 1,740,390
7,700 NVIDIA Corp 1,437,744
Total Semiconductors & Semiconductor Equipment 5,338,461
Software - 8.9%
5,400 Crowdstrike Holdings Inc, Class A (2) 863,946
1,850 Intuit Inc 766,751
18,200 Microsoft Corp 4,948,034
8,900 Salesforce Inc (2) 1,426,136
2,750 ServiceNow Inc (2) 1,285,542
4,100 Synopsys Inc (2) 1,308,720
Total Software 10,599,129
Specialty Retail - 3.5%
1,850 Lithia Motors Inc 563,270
22,000 TJX Cos Inc/The 1,398,540
4,300 Tractor Supply Co 805,648
3,300 Ulta Beauty Inc (2) 1,396,230
Total Specialty Retail 4,163,688
Technology Hardware, Storage & Peripherals - 4.9%
33,400 Apple Inc 4,971,256
56,000 Hewlett Packard Enterprise Co 873,600
Total Technology Hardware, Storage & Peripherals 5,844,856
Textiles, Apparel & Luxury Goods - 1.9%
11,600 Capri Holdings Ltd (2) 565,384
11,050 NIKE Inc, Class B 1,313,292
45,000 Under Armour Inc, Class C (2) 436,500
Total Textiles, Apparel & Luxury Goods 2,315,176
Tobacco - 1.1%
12,100 Philip Morris International Inc 1,285,625
Trading Companies & Distributors - 0.8%
2,000 WW Grainger Inc 974,140
Wireless Telecommunication Services - 1.2%
10,500 T-Mobile US Inc (2) 1,399,545
Total Long-Term Investments (cost $109,221,394) 120,060,883
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  18.2%
X 21,702,246 REPURCHASE AGREEMENTS - 18.2%
X 21,702,246
$ 21,702 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 5/31/22, repurchase price
$21,702,246, collateralized $22,153,600 U.S. Treasury
Notes, 2.750%, due 5/31/29, value $22,136,298
0.000% 6/01/22 $ 21,702,246
Total Short-Term Investments (cost $21,702,246) 21,702,246
Total Investments (cost $ 130,923,640 ) - 119 .1% 141,763,129

Shares Description (1) Value
COMMON STOCKS SOLD SHORT - (30.1)%(3)
Aerospace & Defense - (0.8)%
(3,150) Axon Enterprise Inc (2) $ (319,284)
(7,000) BWX Technologies Inc (358,400)
(2,300) HEICO Corp (329,015)
Total Aerospace & Defense (1,006,699)
a a a a a a a a a
Automobiles - (0.2)%
(19,000) Ford Motor Co (259,920)
a a a a a a a a a
Beverages - (0.3)%
(5,500) Brown-Forman Corp, Class B (363,660)
a a a a a a a a a
Building Products - (0.7)%
(3,500) Advanced Drainage Systems Inc (383,285)
(6,400) Trex Co Inc (2) (407,808)
Total Building Products (791,093)
a a a a a a a a a
Capital Markets - (0.6)%
(4,700) State Street Corp (340,703)
(2,500) T Rowe Price Group Inc (317,725)
Total Capital Markets (658,428)
a a a a a a a a a
Chemicals - (1.4)%
(1,300) Air Products and Chemicals Inc (320,008)
(1,800) Ecolab Inc (295,038)
(3,400) LyondellBasell Industries NV, Class A (388,450)
(3,400) Mosaic Co/The (213,010)
(4,750) RPM International Inc (418,475)
Total Chemicals (1,634,981)
a a a a a a a a a
Consumer Finance - (0.3)%
(9,500) Synchrony Financial (351,880)
a a a a a a a a a
Containers & Packaging - (0.9)%
(25,000) Amcor PLC (327,500)
(3,650) AptarGroup Inc (390,879)
(6,600) International Paper Co (319,770)
Total Containers & Packaging (1,038,149)
a a a a a a a a a
Distributors - (0.6)%
(8,000) LKQ Corp (411,120)
(850) Pool Corp (338,827)
Total Distributors (749,947)
a a a a a a a a a
Diversified Consumer Services - (0.3)%
(29,700) Mister Car Wash Inc (2) (360,558)
a a a a a a a a a
Electric Utilities - (0.9)%
(1,900) Duke Energy Corp (213,788)
(5,000) Edison International (349,550)
(3,000) Eversource Energy (276,960)
(3,300) Southern Co/The (249,678)
Total Electric Utilities (1,089,976)
a a a a a a a a a
Electrical Equipment - (0.3)%
(1,500) Rockwell Automation Inc (319,800)
a a a a a a a a a
Electronic Equipment, Instruments & Components - (0.7)%
(4,000) IPG Photonics Corp (2) (421,960)
(5,600) Trimble Inc (2) (381,080)
Total Electronic Equipment, Instruments & Components (803,040)
a a a a a a a a a

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Shares Description (1) Value
Equity Real Estate Investment Trusts (REITs) - (2.1)%
(1,950) Alexandria Real Estate Equities Inc $ (323,602)
(15,500) Americold Realty Trust Inc (429,195)
(2,100) Digital Realty Trust Inc (293,139)
(13,900) Douglas Emmett Inc (392,953)
(19,700) Medical Properties Trust Inc (366,026)
(4,500) Realty Income Corp (306,990)
(10,000) Vornado Realty Trust (349,600)
Total Equity Real Estate Investment Trusts (REITs) (2,461,505)
a a a a a a a a a
Food & Staples Retailing - (0.6)%
(1,800) Casey's General Stores Inc (377,172)
(6,200) Kroger Co/The (328,414)
Total Food & Staples Retailing (705,586)
a a a a a a a a a
Food Products - (0.6)%
(7,100) Hormel Foods Corp (345,557)
(5,200) Kellogg Co (362,648)
Total Food Products (708,205)
a a a a a a a a a
Gas Utilities - (0.3)%
(3,000) Atmos Energy Corp (348,930)
a a a a a a a a a
Health Care Equipment & Supplies - (1.2)%
(1,400) ABIOMED Inc (2) (369,180)
(2,600) Penumbra Inc (2) (381,992)
(1,575) ResMed Inc (320,449)
(1,500) STERIS PLC (342,300)
Total Health Care Equipment & Supplies (1,413,921)
a a a a a a a a a
Health Care Providers & Services - (0.9)%
(19,800) agilon health Inc (2) (378,180)
(9,200) Premier Inc, Class A (344,172)
(2,800) Quest Diagnostics Inc (394,856)
Total Health Care Providers & Services (1,117,208)
a a a a a a a a a
Health Care Technology - (0.4)%
(22,000) Definitive Healthcare Corp (2) (430,100)
a a a a a a a a a
Hotels, Restaurants & Leisure - (0.6)%
(1,000) Domino's Pizza Inc (363,170)
(20,000) Wendy's Co/The (372,800)
Total Hotels, Restaurants & Leisure (735,970)
a a a a a a a a a
Household Durables - (1.3)%
(3,300) Garmin Ltd (348,546)
(11,000) Leggett & Platt Inc (430,870)
(4,500) Lennar Corp, Class A (361,125)
(85) NVR Inc (2) (378,303)
Total Household Durables (1,518,844)
a a a a a a a a a
Insurance - (0.3)%
(3,100) Prudential Financial Inc (329,375)
a a a a a a a a a
Internet & Direct Marketing Retail - (0.9)%
(5,300) DoorDash Inc, Class A (2) (407,623)
(4,200) Etsy Inc (2) (340,704)
(6,200) Wayfair Inc, Class A (2) (368,218)
Total Internet & Direct Marketing Retail (1,116,545)
a a a a a a a a a

Shares Description (1) Value
IT Services - (1.8)%
(3,600) Akamai Technologies Inc (2) $ (363,744)
(2,600) Broadridge Financial Solutions Inc (380,172)
(5,600) Cloudflare Inc, Class A (2) (313,600)
(2,000) Globant SA (2) (379,020)
(3,700) Okta Inc (2) (307,285)
(8,800) Shift4 Payments Inc, Class A (2) (401,720)
Total IT Services (2,145,541)
a a a a a a a a a
Leisure Products - (0.3)%
(24,500) Hayward Holdings Inc (2) (374,850)
a a a a a a a a a
Life Sciences Tools & Services - (1.3)%
(8,400) 10X Genomics Inc, Class A (2) (429,996)
(950) Bio-Techne Corp (351,244)
(2,250) PerkinElmer Inc (336,757)
(8,600) QIAGEN NV (2) (395,170)
Total Life Sciences Tools & Services (1,513,167)
a a a a a a a a a
Machinery - (0.9)%
(5,600) Graco Inc (354,480)
(2,000) IDEX Corp (383,100)
(4,300) Xylem Inc/NY (362,275)
Total Machinery (1,099,855)
a a a a a a a a a
Media - (0.3)%
(3,000) Liberty Broadband Corp, Class C (2) (375,510)
a a a a a a a a a
Metals & Mining - (0.2)%
(7,000) Freeport-McMoRan Inc (273,560)
a a a a a a a a a
Oil, Gas & Consumable Fuels - (0.2)%
(15,000) Kinder Morgan Inc (295,350)
a a a a a a a a a
Personal Products - (0.4)%
(27,600) Olaplex Holdings Inc (2) (444,912)
a a a a a a a a a
Pharmaceuticals - (0.9)%
(3,800) Catalent Inc (2) (391,628)
(16,100) Elanco Animal Health Inc (2) (381,570)
(8,300) Royalty Pharma PLC (341,462)
Total Pharmaceuticals (1,114,660)
a a a a a a a a a
Professional Services - (0.3)%
(1,600) Equifax Inc (324,128)
a a a a a a a a a
Semiconductors & Semiconductor Equipment - (0.8)%
(1,500) Analog Devices Inc (252,600)
(5,750) First Solar Inc (2) (406,008)
(3,100) Skyworks Solutions Inc (337,497)
Total Semiconductors & Semiconductor Equipment (996,105)
a a a a a a a a a

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Software - (4.1)%
(1,200) ANSYS Inc (2) $ (312,432)
(1,500) Autodesk Inc (2) (311,625)
(10,700) Bentley Systems Inc, Class B (367,866)
(6,100) Ceridian HCM Holding Inc (2) (343,430)
(5,200) Coupa Software Inc (2) (357,708)
(17,000) DoubleVerify Holdings Inc (2) (378,250)
(4,400) Guidewire Software Inc (2) (351,736)
(3,000) Manhattan Associates Inc (2) (362,790)
(7,100) New Relic Inc (2) (332,706)
(43,000) Palantir Technologies Inc, Class A (2) (373,240)
(16,000) Paycor HCM Inc (2) (392,320)
(6,800) Pegasystems Inc (336,872)
(7,800) Procore Technologies Inc (2) (354,900)
(900) Tyler Technologies Inc (2) (320,238)
Total Software (4,896,113)
a a a a a a a a a
Specialty Retail - (0.9)%
(4,400) Dick's Sporting Goods Inc (357,412)
(4,700) Floor & Decor Holdings Inc, Class A (2) (354,568)
(1,200) RH (2) (348,096)
Total Specialty Retail (1,060,076)
a a a a a a a a a
Textiles, Apparel & Luxury Goods - (0.2)%
(1,000) Lululemon Athletica Inc (2) (292,690)
a a a a a a a a a
Water Utilities - (0.3)%
(2,300) American Water Works Co Inc (347,875)
a a a a a a a a a
Total Common Stocks Sold Short (proceeds $42,549,818) (35,868,712)
Other Assets Less Liabilities - 11.0% 13,086,961
Net Assets - 100% $ 118,981,378

Equity Long/Short
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 120,060,883 $ – $ – $ 120,060,883
Short-Term Investments:
Repurchase Agreements – 21,702,246 – 21,702,246
Common Stocks Sold Short (35,868,712) – – (35,868,712)
Total
$ 84,192,171 $ 21,702,246 $ – $ 105,894,417
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold
Short. As of the end of the reporting period, long-term investments with a value of $62,664,886 have been pledged as collateral for Common
Stocks Sold Short.
S&P Standard & Poor's